PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 25, 2017
PROPERTY AND EQUIPMENT

NOTE 4—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Land	$2,782.5	$2,923.8
Buildings	5,637.7	5,611.0
Property under construction	550.7	364.8
Leasehold improvements	1,278.8	1,138.2
Fixtures and equipment	3,737.5	3,034.7
Buildings under capital leases	1,052.7	1,044.8

Total property and equipment	15,039.9	14,117.3
Accumulated depreciation and amortization	(3,528.1)	(2,271.1)

Total property and equipment, net	$11,511.8	$11,846.2

Depreciation expense was $1,245.5 million, $1,096.2 million and $523.1 million for fiscal 2016, 2015 and 2014, respectively. Amortization expense related to capitalized lease assets was $144.5 million, $137.1 million and $45.5 million in fiscal 2016, 2015 and 2014, respectively. Fixed asset impairment charges of $39.5 million, $35.9 million and $227.7 million were recorded as a component of Selling and administrative expenses in fiscal 2016, 2015 and 2014, respectively. Fiscal 2014 impairment charges were primarily related to the divestiture of the Albertsons stores.